Capital, Reserves and Dividends (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital	Ordinary shares, issued and fully paid:

			Equivalent
	Number	HK$	RMB
	of shares	Million	Million
As of January 1, and December 31, 2021 and 2020	20,475,482,897	382,263	402,130

Summary of Dividends
(i)	Dividends attributable to the year:

	2021	2020	2019
	Million	Million	Million
Ordinary interim dividend declared and paid of HK$1.630 (equivalent to approximately RMB1.356) (2020: HK$1.530 (equivalent to approximately RMB 1.398); 2019: HK$1.527 (equivalent to approximately RMB 1.343) per share	27,669	27,557	28,206
Ordinary final dividend proposed after the balance sheet date of HK$ 2.430 (equivalent to approximately RMB1.987 ) (2020: HK$ 1.760 (equivalent to approximately RMB1.481); 2019: HK$1.723 (equivalent to approximately RMB1.543)) per share	42,443	30,330	31,602

	70,112	57,887	59,808

(ii)	Dividends attributable to the previous financial year, approved and paid during the year:

	2021	2020	2019
	Million	Million	Million
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.760 (equivalent to approximately RMB1.481) (2020: HK$1.723 (equivalent to approximately RMB1.543); 2019: HK$1.391 (equivalent to approximately RMB1.219)) per share	29,916	32,169	25,059

Summary of Group's Liabilities to Assets Ratio
The Group monitors capital on the basis of
liabilities-to-assets
ratio. This ratio is calculated as total liabilities divided by total assets. At the end of reporting period, the Group’s liabilities-to-assets
ratio is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Total assets	1,841,327	1,727,882
Total liabilities	631,035	575,110

Liabilities-to-assets ratio	34.3%	33.3%